Reclassifications Out of Accumulated Other Comprehensive Income (Loss) - Amounts Reclassified Out of Accumulated Other Comprehensive Income (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning balance	$ 33.1
Other comprehensive loss before reclassifications	(32.9)
Cash flow hedges	(0.6)	0.9
Net current-period other comprehensive loss	(33.5)
Ending balance	(0.4)	33.1
Pension and Post-Retirement Benefit Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Ending balance	(0.3)	(0.3)
Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning balance	0.9
Cash flow hedges	(0.6)
Net current-period other comprehensive loss	(0.6)
Ending balance	0.3
Foreign Currency Translation Adjustments [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Beginning balance	32.5
Other comprehensive loss before reclassifications	(32.9)
Net current-period other comprehensive loss	(32.9)
Ending balance	$ (0.4)